Trade Accounts and Notes Receivable, and Other Accounts Receivable - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 2,359,184	₩ 3,624,477
Other accounts receivable	180,413	250,029
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,136,774	2,500,608
Trade accounts and notes receivable	2,359,906	3,625,860
Other accounts receivable	181,217	250,507
Gross carrying amount [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,351,767	3,609,870
Other accounts receivable	128,489	207,928
Gross carrying amount [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	1,385	15,951
Other accounts receivable	1,314	37,722
Gross carrying amount [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	5,581	4
Other accounts receivable	10,224	1,915
Gross carrying amount [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	1,167	35
Other accounts receivable	10,768	350
Gross carrying amount [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	30,422	2,592
Allowance for doubtful account [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(722)	(1,383)
Other accounts receivable	(804)	(478)
Allowance for doubtful account [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(722)	(1,369)
Other accounts receivable	(523)	(464)
Allowance for doubtful account [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		(14)
Other accounts receivable	(1)	(2)
Allowance for doubtful account [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(1)	(1)
Allowance for doubtful account [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(3)	(3)
Allowance for doubtful account [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (276)	₩ (8)